SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of Revenue by Geographical Area Based on Location of Assets

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	44,984	11,848	-	56,832
Inter-segment revenue	21,867	872	(22,739)	-

Total revenue	66,851	12,720	(22,739)	56,832

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	50,508	12,013	-	62,521
Inter-segment revenue	26,110	828	(26,938)	-

Total revenue	76,618	12,841	(26,938)	62,521

Revenue	Americas	Rest of World Ireland	Eliminations	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	67,249	13,900	-	81,149
Inter-segment revenue	49,059	2,517	(51,576)	-

Total revenue	116,308	16,417	(51,576)	81,149

Schedule of Revenue by Customers' Geographical Area

Revenue	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Americas	32,282	35,557	52,779
Asia / Africa	18,909	20,401	21,402
Europe (including Ireland) *	5,641	6,563	6,968

	56,832	62,521	81,149

*	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.

Schedule of Revenue by Major Product Group

Revenue	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Clinical laboratory goods	42,288	46,036	62,884
Clinical laboratory services	5,453	7,272	7,928
Point-of-care	9,091	9,213	10,337

	56,832	62,521	81,149

Schedule of Amount Relating From Revenue
Revenue	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Revenue from contracts with customers	56,832	62,521	81,149

	56,832	62,521	81,149

Schedule of Revenue Derives From Transfer of Goods and Services

Timing of revenue recognition	Americas	Rest of World Ireland	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$‘000
At a point in time	44,692	11,848	56,540
Over time	292	-	292

Total	44,984	11,848	56,832

Timing of revenue recognition	Americas	Rest of World Ireland	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$‘000
At a point in time	50,174	12,013	62,187
Over time	334	-	334

Total	50,508	12,013	62,521

Timing of revenue recognition	Americas	Rest of World Ireland	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$‘000
At a point in time	66,806	13,900	80,706
Over time	443	-	443

Total	67,249	13,900	81,149

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	31,990	18,909	5,641	56,540
Over time	292	-	-	292

Total	32,282	18,909	5,641	56,832

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	35,223	20,401	6,563	62,187
Over time	334	-	-	334

Total	35,557	20,401	6,563	62,521

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	52,336	21,402	6,968	80,706
Over time	443	-	-	443

Total	52,779	21,402	6,968	81,149

Schedule of Segment Results by Geographical Area

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	(4,365)	(7,886)	(104)	(12,355)
Impairment charges	(11,105)	-	-	(11,105)

Result after impairment	(15,470)	(7,886)	(104)	(23,460)
Unallocated expenses *				(3,585)

Operating loss				(27,045)
Net financing expense (Note 6)				(9,882)

Loss before tax				(36,927)
Income tax credit (Note 7)				59

Loss for the year on continuing operations				(36,868)
Profit for the year on discontinued operations (Note 8)				12,850

Loss for the year				(24,018)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	(5,892)	(5,112)	(33)	(11,037)
Impairment charges	(2,331)	(3,508)	-	(5,839)

Result after impairment	(8,223)	(8,620)	(33)	(16,876)
Unallocated expenses *				(2,473)

Operating loss				(19,349)
Net financing expense (Note 6)				(24,431)

Loss before tax				(43,780)
Income tax charge (Note 7)				194

Loss for the year on continuing operations				(43,586)
Profit for the year on discontinued operations (Note 8)				2,577

Loss for the year				(41,009)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	9,276	2,397	(12)	11,661
Impairment	(6,088)	(856)	-	(6,944)

Result after impairment	3,188	1,541	(12)	4,717
Unallocated expenses *				(779)

Operating profit				3,938
Net financing expense (Note 6)				(5,862)

Loss before tax				(1,924)
Income tax credit (Note 7)				74

Loss for the year on continuing operations				(1,850)
Profit for the year on discontinued operations (Note 8)				2,725

Profit for the year				875

*	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.

Schedule of Segment Assets and Segment Liabilities by Geographical Area

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2023	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	26,230	26,023	-	52,253
Unallocated assets:
Income tax assets (current and deferred)				3,491
Cash and cash equivalents and short-term investments				3,691

Total assets as reported in the Group balance sheet				59,435

Segment liabilities	49,398	31,387	20	80,805
Unallocated liabilities:
Income tax liabilities (current and deferred)				2,579

Total liabilities as reported in the Group balance sheet				83,384

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2022	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	41,779	37,695	-	79,474
Unallocated assets:
Income tax assets (current and deferred)				6,052
Cash and cash equivalents and short-term investments				6,578

Total assets as reported in the Group balance sheet				92,104

Segment liabilities	58,307	30,845	42	89,194
Unallocated liabilities:
Income tax liabilities (current and deferred)				5,086

Total liabilities as reported in the Group balance sheet				94,280

Schedule of Long-Lived Assets
	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Rest of World – Ireland	12,448	21,180
Americas	5,793	19,910

	18,241	41,090

Schedule of Depreciation and Amortisation by Geographical Area

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Depreciation:
Rest of World – Ireland	162	123	159
Americas	668	1,282	1,662

	830	1,405	1,821

Amortisation:
Rest of World – Ireland	458	89	51
Americas	487	800	848

	945	889	899

Schedule of Interest Income and Interest Expense by Geographical Area
	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Rest of World – Ireland	1,650	632	1,072
Americas	419	1,123	28

	2,069	1,755	1,100

Schedule of Taxation Expense by Geographical Area
	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Rest of World – Ireland	(385)	286	436
Rest of World – Other	(235)	(4)	(2)
Americas	679	(88)	(360)

	59	194	74

Schedule of Capital Expenditure by Geographical Area
	December 31 2023 US$‘000	December 31, 2022 US$‘000
Rest of World – Ireland	251	2,443
Rest of World – Other	-	-
Americas	2,547	4,370

	2,798	6,813